Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Lineage Cell Therapeutics, Inc.
Entity Central Index Key	0000876343
Entity Emerging Growth Company	false
Entity File Number	001-12830
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-3127919
Entity Address, Address Line One	2173 Salk Avenue, Suite 200
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(442)
Local Phone Number	287-8990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	LCTX
Security Exchange Name	NYSEAMER